CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Revenues {1}
Revenues				$ 0
Operating Expenses
Geology and engineering	15,512	49,794	15,512	53,204
Depreciation expense			1,338
General and administrative	141,917	297,091	247,276	364,629
Total Operating Expenses	158,098	346,885	264,126	417,833
Loss from Operations	(158,098)	(346,885)	(264,126)	(417,833)
Loss on settlement of debt and make whole provision			28,500	320,827
Interest expense	51,162	10,451	51,589	39,374
Penalty for early extinguishment of debt				13,750
Gain on derivatives	(9,083)	(10,000)	(9,083)	(37,500)
Net Loss	$ (221,177)	$ (444,527)	$ (335,132)	$ (754,284)
Basic and diluted loss per share	$ 0	$ 0	$ 0	$ (0.01)
Weighted average number of shares outstanding--basic and diluted	86,148,128	78,455,233	84,591,118	78,196,440